United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 02/28/15

Item 1. Schedule of Investments

Federated Equity Income Fund, Inc.
Portfolio of Investments
February 28, 2015 (unaudited)
Shares		Value
	COMMON STOCKS—93.8%
	Consumer Discretionary—8.9%
212,966	Best Buy Co., Inc.	$8,114,005
255,328	Big Lots, Inc.	12,181,699
273,389	Cato Corp., Class A	12,122,068
337,588	Delphi Automotive PLC	26,615,438
190,627	Gap (The), Inc.	7,930,083
481,652	Kohl's Corp.	35,545,918
116,003	Lowe's Cos., Inc.	8,594,662
452,700	Macy's, Inc.	28,846,044
52,490	Marriott International, Inc., Class A	4,361,919
	TOTAL	144,311,836
	Consumer Staples—5.3%
463,594	Ahold NV, ADR	8,706,295
336,519	Archer-Daniels-Midland Co.	16,112,530
44,781	Bunge Ltd.	3,662,190
46,658	CVS Health Corp.	4,846,366
184,796	Campbell Soup Co.	8,609,646
449,507	ConAgra Foods, Inc.	15,723,755
40,914	Mead Johnson Nutrition Co.	4,286,151
146,577	Philip Morris International, Inc.	12,160,028
138,883	Wal-Mart Stores, Inc.	11,656,450
	TOTAL	85,763,411
	Energy—6.2%
73,535	Baker Hughes, Inc.	4,596,673
132,817	Exxon Mobil Corp.	11,759,617
190,272	Marathon Petroleum Corp.	19,978,560
182,835	Royal Dutch Shell PLC, Class A, ADR	11,951,924
275,567	Suncor Energy, Inc.	8,294,566
278,319	Tesoro Petroleum Corp.	25,560,817
219,046	Valero Energy Corp.	13,512,948
99,630	Western Refining, Inc.	4,692,573
	TOTAL	100,347,678
	Financials—27.2%
110,430	Ace Ltd.	12,590,124
673,735	Allstate Corp.	47,565,691
136,644	American Financial Group, Inc.	8,608,572
824,491	American International Group, Inc.	45,619,087
79,300	Assurant, Inc.	4,858,711
512,644	Bank of America Corp.	8,104,901
360,980	BioMed Realty Trust, Inc.	8,028,195
432,142	Capital One Financial Corp.	34,013,897
234,494	Digital Realty Trust, Inc.	15,565,712
284,763	Discover Financial Services	17,364,848
193,092	Goldman Sachs Group, Inc.	36,646,931
1,028,120	Hartford Financial Services Group, Inc.	42,111,795
739,922	Hospitality Properties Trust	22,796,997
607,385	JPMorgan Chase & Co.	37,220,553
532,805	Lincoln National Corp.	30,710,880

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
1,030,167		Morgan Stanley	$36,869,641
139,394		PNC Financial Services Group	12,818,672
117,391		Sun Communities, Inc.	7,934,458
229,148		Wells Fargo & Co.	12,555,019
		TOTAL	441,984,684
		Health Care—13.6%
123,271		AbbVie, Inc.	7,457,895
296,842		Aetna, Inc.	29,550,621
64,035	[1]	Anthem, Inc.	9,377,926
154,824		Cardinal Health, Inc.	13,622,964
238,741		Johnson & Johnson	24,473,340
311,208	[1]	Medtronic PLC	24,146,629
413,805		Merck & Co., Inc.	24,224,145
64,940		Omnicare, Inc.	4,983,496
470,451		Pfizer, Inc.	16,145,878
266,095		St. Jude Medical, Inc.	17,743,214
783,083		Teva Pharmaceutical Industries Ltd., ADR	44,651,393
42,338		UnitedHealth Group, Inc.	4,810,867
		TOTAL	221,188,368
		Industrials—10.0%
627,683		Alaska Air Group, Inc.	39,952,023
131,787		Boeing Co.	19,880,069
227,902		C.H. Robinson Worldwide, Inc.	16,933,119
268,355		Deluxe Corp.	17,859,025
147,576		General Dynamics Corp.	20,480,597
131,055		Hillenbrand, Inc.	4,154,444
45,864		Lockheed Martin Corp.	9,175,093
353,504		OshKosh Truck Corp.	17,247,460
54,481		Regal Beloit Corp.	4,246,249
288,225		Timken Co.	12,243,798
		TOTAL	162,171,877
		Information Technology—13.2%
290,707		Apple, Inc.	37,344,221
94,137		Avnet, Inc.	4,312,416
121,325		CA, Inc.	3,945,489
134,685		Computer Sciences Corp.	9,551,860
1,150,794		Corning, Inc.	28,079,374
703,441		EMC Corp.	20,357,583
814,193		Hewlett-Packard Co.	28,366,484
236,317		Intel Corp.	7,857,540
587,158		Jabil Circuit, Inc.	12,899,861
408,258		Lam Research Corp.	33,664,955
259,537		Microsoft Corp.	11,380,697
157,855		Symantec Corp.	3,971,632
288,053		Vishay Intertechnology, Inc.	4,101,875
82,705		Western Digital Corp.	8,847,781
		TOTAL	214,681,768
		Materials—1.8%
263,264		Avery Dennison Corp.	14,097,787
68,793		Celanese Corp.	3,928,768
122,444		Rock-Tenn Co.	8,404,556

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
214,993		Steel Dynamics, Inc.	$3,917,173
		TOTAL	30,348,284
		Telecommunication Services—2.8%
594,374		AT&T, Inc.	20,541,565
646,838		CenturyLink, Inc.	24,489,287
		TOTAL	45,030,852
		Utilities—4.8%
62,841		Consolidated Edison Co.	3,967,781
240,040		Duke Energy Corp.	18,855,142
244,174		Entergy Corp.	19,414,275
499,100		Exelon Corp.	16,929,472
199,252		FirstEnergy Corp.	6,969,835
75,440		P G & E Corp.	4,053,391
190,574		Public Service Enterprises Group, Inc.	8,015,542
		TOTAL	78,205,438
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,286,413,107)	1,524,034,196
		INVESTMENT COMPANY—6.1%
98,375,611	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.08% (AT NET ASSET VALUE)	98,375,611
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $1,384,788,718)[4]	1,622,409,807
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	2,153,639
		TOTAL NET ASSETS—100%	$1,624,563,446
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At February 28, 2015, the cost of investments for federal tax purposes was $1,384,788,718. The net unrealized appreciation of investments for federal tax purposes was $237,621,089. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $249,298,621 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,677,532.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2015